Ownership of Coal-fired Facilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Construction work in process	$ 24.0		$ 25.0
Number Of Generating Facilities	5		5
Impairment of Long-Lived Assets Held-for-use		$ 11.5